                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 June 2006

Check here if Amendment [ ];          Amendment Number: ____
  This Amendment (Check only one):        [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Cheyne Capital Management Limited
Address:Stornoway House, 13 Cleveland Row, London SW1A 1DH

Form 13F File Number: 28-11917

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Simon James

Title: Compliance Officer

Phone: +44 (0)20 7031 7560

Signature, Place, and Date of Signing:

/s/ Simon James      London, England      11 August 2006
-------------------
[Signature]          [City, State]      [Date]

Report Type       (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  Nil

Form 13F Information Table Entry Total:             107

Form 13F Information Table Value Total:             (thousands) 923,583

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                      2

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
                                                                                                             Voting Authority
                                                             Value   Shrs or  Sh/ Put/ Investment  Other   --------------------
Name of Issuer                   Title of Class     CUSIP   (x$1000) Prn Amt  Prn Call Discretion Managers   Sole   Shared None
--------------                   --------------   --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
Accredited Home Lendrs Hldg..... COM              00437P107      753    15750  SH         Sole                15750      0
ACERGY SA....................... Sponsored ADR    00443E104     1148    75000  SH         Sole                75000      0
American Axle & Mfg Hldgs In.... COM              024061103      342    20000  SH         Sole                20000      0
American Express Co............. DBCV 1.850% 12/0 025816AS8     2039  2000000 PRN         Sole              2000000      0
AMERIPRISE FINL INC............. COM              03076C106      277     6200  SH         Sole                 6200      0
Amgen Inc....................... Note 3/0         031162AL4     3305  4500000 PRN         Sole              4500000      0
AON Corp........................ DBCV 3.500% 11/1 037389AT0     1304   800000 PRN         Sole               800000      0
Apogent Technologies Inc........ DBCV 12/1        03760AAK7    13767 10000000 PRN         Sole             10000000      0
Apex Silver Mines Ltd........... Note 2.875% 3/1  03760XAB7       37    49000 PRN         Sole                49000      0
AT&T Inc........................ COM              00206R102      725    26000  SH         Sole                26000      0
Axcelis Technologies Inc........ Note 4.250% 1/1  054540AB5     1749  1750000 PRN         Sole              1750000      0
Bea Sys Inc..................... Note 4.000% 12/1 073325AD4      248   250000 PRN         Sole               250000      0
Best Buy Inc.................... COM              086516101     1102    20100  SH         Sole                20100      0
Carnival Corp................... DBCV 1.132% 4/2  143658AV4    18354 28100000 PRN         Sole             28100000      0
CELANESE CORP Del............... COM SER A        150870103      265    13000  SH         Sole                13000      0

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
                                                                                                           Voting Authority
                                                             Value   Shrs or Sh/ Put/ Investment  Other   -------------------
Name of Issuer                   Title of Class     CUSIP   (x$1000) Prn Amt Prn Call Discretion Managers  Sole   Shared None
--------------                   --------------   --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
Cephalon Inc.................... Note 2.00% 6/0   156708AP4     2108 1500000 PRN         Sole             1500000      0
Chartered Semiconductor Mfg..... Note 2.500% 4/0  16133RAA4      228  200000 PRN         Sole              200000      0
Chesapeake Energy Corp.......... Note 2.750% 11/1 165167BW6      512  500000 PRN         Sole              500000      0
Churchill Downs Inc............. COM              171484108     8995  240200  SH         Sole              240200      0
Ciena Corp...................... Note 3.750% 2/0  171779AA9      969 1000000 PRN         Sole             1000000      0
Cisco Systems Inc............... COM              17275R102     2667  136550  SH         Sole              136550      0
Citigroup Inc................... COM              172967101      318    6600  SH         Sole                6600      0
CKE Restaurants Inc............. COM              12561E105    77462 4663600  SH         Sole             4663600      0
Collegiate Pacific Inc.......... Note 5.750% 12/0 194589AB3      102  106000 PRN         Sole              106000      0
Commercial Metals Co............ COM              201723103      257   10000  SH         Sole               10000      0
COREL CORP...................... COM              21869X103      169   14000  SH         Sole               14000      0
Countrywide Financial Corp...... COM              222372104      571   15000  SH         Sole               15000      0
Covad Communications Group I.... COM              222814204       58   28665  SH         Sole               28665      0
CSG Systems International....... COM              126349109      275   11100  SH         Sole               11100      0

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
                                                                                                          Voting Authority
                                                            Value   Shrs or Sh/ Put/ Investment  Other   -------------------
Name of Issuer                   Title of Class    CUSIP   (x$1000) Prn Amt Prn Call Discretion Managers  Sole   Shared None
--------------                   --------------  --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
Deere & Co...................... COM             244199105      417    5000  SH         Sole                5000      0
Diamond Offshore Drilling Inc... DBCV 1.500% 4/1 25271CAE2     2773 1600000 PRN         Sole             1600000      0
Diamond Offshore Drilling In.... COM             25271C102    17625  210000  SH         Sole              210000      0
Disney Walt Co.................. Note 2.125% 4/1 254687AU0     8613 7720000 PRN         Sole             7720000      0
Dril-Quip Inc................... COM             262037104    18137  220000  SH         Sole              220000      0
Du Pont (e.i.) De Nemours & Co.. COM             263534109      416   10000  SH         Sole               10000      0
Duke Energy Corp................ Note 1.750% 5/1 264399EJ1     3137 2500000 PRN         Sole             2500000      0
Durect Corporation.............. Note 6.250% 6/1 266605AB0     3608 2736000 PRN         Sole             2736000      0
Dynavax Technologies Corp....... COM             268158102       62   15000  SH         Sole               15000      0
E Trade Financial Corp.......... COM             269246104    68460 3000000  SH         Sole             3000000      0
EAGLE TEST SYS INC.............. COM             270006109      217   15500  SH         Sole               15500      0
Ebay Inc........................ COM             278642103      439   15000  SH         Sole               15000      0
Electronic Arts Inc............. COM             285512109      215    5000  SH         Sole                5000      0
Electronic Data Sys New......... Note 10/1       285661AB0      310  390000 PRN         Sole              390000      0
Ensco Intl Inc.................. COM             26874Q100      488   10600  SH         Sole               10600      0

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
                                                                                                           Voting Authority
                                                             Value   Shrs or Sh/ Put/ Investment  Other   -------------------
Name of Issuer                   Title of Class     CUSIP   (x$1000) Prn Amt Prn Call Discretion Managers  Sole   Shared None
--------------                   --------------   --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
Entergy Corp.................... COM              29364G103      212    3000  SH         Sole                3000      0
Enzon Pharmaceuticals Inc....... Note 4.500% 7/0  293904AB4     1717 1750000 PRN         Sole             1750000      0
Eog Res Inc..................... COM              26875P101      555    8000  SH         Sole                8000      0
Exelon Corp..................... COM              30161N101     3484   61300  SH         Sole               61300      0
Fairchild Semiconductor Corp.... Note 5.000% 11/0 303727AJ0     1976 2000000 PRN         Sole             2000000      0
Fidelity Natl Finl Inc.......... COM              316326107    21033  540000  SH         Sole              540000      0
First Horizon Pharmaceutical.... Note 1.750% 3/0  32051KAC0     6032 5350000 PRN         Sole             5350000      0
Flextronics Intl Ltd............ ORD              Y2573F102     2780  261800  SH         Sole              261800      0
Ford Motor Co Cap Tr II......... PFD TR CV6.5%    345395206      554   20000 PRN         Sole               20000      0
Ford Motor Company.............. COM PAR $0.01    345370860      603   87000  SH         Sole               87000      0
GenCorp Inc..................... COM              368682100    12289  766600  SH         Sole              766600      0
Genesis Healthcare Corp......... SDCV 2.500% 3/1  37184DAE1     7948 7500000 PRN         Sole             7500000      0
Globalsantafe Corp.............. SHS              G3930E101    20213  350000  SH         Sole              350000      0
Halliburton Co.................. Note 3.125% 7/1  406216AM3     1008  500000 PRN         Sole              500000      0
HDFC Bank Ltd................... ADR Reps 3 shs   40415F101     2291   42000  SH         Sole               42000      0

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
                                                                                                            Voting Authority
                                                            Value   Shrs or  Sh/ Put/ Investment  Other   --------------------
Name of Issuer                   Title of Class    CUSIP   (x$1000) Prn Amt  Prn Call Discretion Managers   Sole   Shared None
--------------                   --------------  --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
Home Depot Inc.................. COM             437076102      340     9500  SH         Sole                 9500      0
Intel Corp...................... COM             458140100      517    27300  SH         Sole                27300      0
INTRAWEST CORPORATION........... COM NEW         460915200    24207   759800  SH         Sole               759800      0
IPC HOLDINGS LTD................ ORD             G4933P101      259    10500  SH         Sole                10500      0
ISHARES TR...................... NASDQ BIO INDX  464287556      345     4750  SH         Sole                 4750      0
Liberty Media Corp New.......... DEB 0.750% 33   530718AF2    12528 11784000 PRN         Sole             11784000      0
Lockheed Martin Corp............ DBCV 8/1        539830AP4     8244  7200000 PRN         Sole              7200000      0
Mcdonalds Corp.................. COM             580135101      252     7500  SH         Sole                 7500      0
Medtronic Inc................... DBCV 1.250% 9/1 585055AD8    33473 33687000 PRN         Sole             33687000      0
MITTAL STEEL CO NV.............. NY REG SH CL A  60684P101      305    10000  SH         Sole                10000      0
NEWS CORP....................... CL B            65248E203     1614    80000  SH         Sole                80000      0
Noble Corp...................... SHS             G65422100    27535   370000  SH         Sole               370000      0
North American Ins Leaders Inc.. Unit 99/99/9999 65687M203     2453   312500  SH         Sole               312500      0
North American Ins Leaders Inc.. W Exp 03.21.201 65687M112      138   212500 PRN         Sole               212500      0
North American Ins Leaders Inc.. COM             65687M104     1562   212500  SH         Sole               212500      0
NOVELIS INC..................... COM             67000X106    22214  1029400  SH         Sole              1029400      0
Nrg Energy Inc.................. COM NEW         629377508      723    15000  SH         Sole                15000      0

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
                                                                                                             Voting Authority
                                                             Value   Shrs or  Sh/ Put/ Investment  Other   --------------------
Name of Issuer                   Title of Class     CUSIP   (x$1000) Prn Amt  Prn Call Discretion Managers   Sole   Shared None
--------------                   --------------   --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
NTELOS HLDGS CORP............... COM              67020Q107      175    12108  SH         Sole                12108      0
Omnicom Group Inc............... Note 7/3         681919AM8      698   700000 PRN         Sole               700000      0
PANAMSAT HOLDING CORP........... COM              69831Y105    11501   460600  SH         Sole               460600      0
PCCW LTD........................ Spons ADR New    70454G207      257    35300  SH         Sole                35300      0
Pfizer Inc...................... COM              717081103      305    13000  SH         Sole                13000      0
QWEST Communications Intl In.... Note 3.500% 11/1 749121BY4    98018 64250000 PRN         Sole             64250000      0
RECKSON OPER Partnership LP..... DEB 4.000% 6/1   75621LAJ3    33617 30900000 PRN         Sole             30900000      0
SLM Corp........................ DBCV 7/2         78442PAC0     5103  5000000 PRN         Sole              5000000      0
Sandisk Corp.................... Note 1.000% 5/1  80004CAC5     4450  5000000 PRN         Sole              5000000      0
Sepracor Inc.................... Note 10/1        817315AW4    13991 13600000 PRN         Sole             13600000      0
Solectron Corp.................. Note 11/2        834182AL1       58   100000 PRN         Sole               100000      0
Source Interlink Cos Inc........ COM NEW          836151209      155    13000  SH         Sole                13000      0
SPDR TR......................... Unit Ser 1       78462F103      509     4000  SH         Sole                 4000      0

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
                                                                                                            Voting Authority
                                                            Value   Shrs or  Sh/ Put/ Investment  Other   --------------------
Name of Issuer                   Title of Class    CUSIP   (x$1000) Prn Amt  Prn Call Discretion Managers   Sole   Shared None
--------------                   --------------  --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
TITAN INTERNATIONAL INC......... COM             88830M102    13728   733700  SH         Sole               733700      0
Transocean Inc.................. ORD             G90078109    81187  1010800  SH         Sole              1010800      0
TRONOX INC...................... CL A            897051108    18864  1456700  SH         Sole              1456700      0
TRONOX INC...................... COM CL B        897051207    22385  1699700  SH         Sole              1699700      0
Tyco Intl Group S A............. DBCV 3.125% 1/1 902118BG2     3295  2500000 PRN         Sole              2500000      0
Unit Corp....................... COM             909218109      284     5000  SH         Sole                 5000      0
United Microelectronics Corp.... Sponsored ADR   910873207     2737   880200  SH         Sole               880200      0
Vertex Pharmaceuticals Inc...... Note 5.000% 9/1 92532FAD2     1028  1000000 PRN         Sole              1000000      0
Vertex Pharmaceuticals Inc...... COM             92532F100     1836    50000  SH         Sole                50000      0
Visteon Corp.................... COM             92839U107      757   105000  SH         Sole               105000      0
VODAFONE GROUP PLC NEW.......... Sponsored ADR   92857W100      298    14000  SH         Sole                14000      0
Vornado Rlty LP................. DEB 3.875% 4/1  929043AC1    54012 47200000 PRN         Sole             47200000      0
Wal-mart Stores Inc............. COM             931142103     1301    27000  SH         Sole                27000      0

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
                                                                                                          Voting Authority
                                                            Value   Shrs or Sh/ Put/ Investment  Other   -------------------
Name of Issuer                   Title of Class    CUSIP   (x$1000) Prn Amt Prn Call Discretion Managers  Sole   Shared None
--------------                   --------------  --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
Watson Pharmaceuticals Inc...... DBCV 1.750% 3/1 942683AC7     5725 6500000 PRN         Sole             6500000      0
Williams Cos Inc Del............ COM             969457100      234   10000  SH         Sole               10000      0
Yahoo Inc....................... COM             984332106      248    7500  SH         Sole                7500      0
Yankee Candle Inc............... COM             984757104    62190 2486600  SH         Sole             2486600      0
Zimmer Holdings Inc............. COM             98956P102      210    3700  SH         Sole                3700      0